PROPERTY AND EQUIPMENT (Details Narrative) - USD ($)	9 Months Ended			12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2019	Dec. 29, 2019	Dec. 30, 2018
LONG TERM DEBT
Depreciation	$ 139,313	$ 171,563	$ 167,242	$ 211,087	$ 225,814